Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Income Taxes (Textual)
Federal tax NOL carryforward		$ 99,402,000
Various tax credits, amount		$ 8,000,000
Period of expiration of various tax credits, description		Expire from 2018 to 2035.
Income tax benefit		$ 416,810	$ 530,143
Net operating loss carry forwards, Limitations on use		Limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points.
U.S. corporate income tax rate, description	U.S. corporate income tax rate from 35.0% to 21.0% effective January 1, 2018.
Deferred tax assets	$ 14,000,000			$ 14,000,000
New Jersey [Member]
Income Taxes (Textual)
New Jersey NOL tax carryforward remaining		$ 5,766,000